EMPLOYEE BENEFITS - Post-employment benefit expense (Details) - Post-Employment benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined contribution plan	$ 101,862	$ 93,142
Defined benefit plan	34,623	33,454
Total	$ 136,485	$ 126,596